UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR EQUITY FUND

SCHEDULE OF INVESTMENTS

as of March 31, 2008 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (96.64%)
CONSUMER DISCRETIONARY (11.15%)
Auto Components (0.46%)
Magna International, Inc., Class A	67,575	$4,875,536
Visteon Corp.(a)	247,400	930,224
		5,805,760

Home Builders (0.16%)
DR Horton, Inc.	130,200	2,050,650

Hotels, Restaurants & Leisure (2.12%)
Carnival Corp.	78,275	3,168,572
Las Vegas Sands Corp.(a)	91,290	6,722,596
McDonald’s Corp.	224,300	12,509,211
Yum! Brands, Inc.	115,097	4,282,759
		26,683,138

Household Durables (1.58%)
Centex Corp.	231,775	5,611,273
NVR, Inc.(a)	9,475	5,661,313
Whirlpool Corp.	99,350	8,621,592
		19,894,178

Internet & Catalog Retail (1.14%)
Amazon.com, Inc.(a)	201,380	14,358,394

Media (3.01%)
Comcast Corp., Class A	472,000	8,953,841
Liberty Media Corp., Capital Group, Series A(a)	67,779	1,066,841
Liberty Media Corp., Entertainment Group(a)	199,116	4,507,986
The McGraw-Hill Cos., Inc.	218,000	8,055,100
Omnicom Group, Inc.	26,200	1,157,516
Time Warner, Inc.	625,000	8,762,501
XM Satellite Radio Holdings, Inc., Class A(a)	467,800	5,435,836
		37,939,621

Multi-line Retail (0.16%)
J.C. Penney Co., Inc.	54,075	2,039,168

Specialty Retail (2.31%)
Best Buy Co., Inc.	6,325	262,235
Chico’s FAS, Inc.(a)	194,200	1,380,762
The Gap, Inc.	138,000	2,715,840
Home Depot, Inc.	308,425	8,626,647
Office Depot, Inc.(a)	277,000	3,060,850
Staples, Inc.	384,275	8,496,320
The TJX Companies, Inc.	140,175	4,635,587
		29,178,241

Textiles, Apparel & Luxury Goods (0.21%)
NIKE, Inc., Class B	38,800	2,638,400

CONSUMER STAPLES (6.04%)
Beverages (1.26%)
The Coca-Cola Co.	194,100	11,814,867
PepsiCo, Inc.	55,800	4,028,760
		15,843,627

Food & Staples Retailing (2.72%)
CVS Caremark Corp.	100,100	4,055,051
Walgreen Co.	86,000	3,275,740
Wal-Mart Stores, Inc.	512,425	26,994,549
		34,325,340

Food Products (1.28%)
Archer-Daniels-Midland Co.	132,200	5,441,351
Kraft Foods, Inc.	174,575	5,413,571
Sara Lee Corp.	197,546	2,761,693
Smithfield Foods, Inc.(a)	2,700	69,552
Tyson Foods, Inc., Class A	156,550	2,496,973
		16,183,140

Household Products (0.78%)
Colgate-Palmolive Co.	125,700	9,793,287

ENERGY (9.51%)
Energy Equipment & Services (1.98%)
Schlumberger Ltd.	203,130	17,672,310
Transocean, Inc.(a)	53,599	7,246,585
		24,918,895

Oil & Gas (0.29%)
XTO Energy, Inc.	59,200	3,662,112

Oil & Gas Services (0.40%)
Weatherford International Ltd.(a)	69,100	5,007,677

Oil, Gas & Consumable Fuels (6.84%)
Apache Corp.	63,800	7,708,316
Arch Coal, Inc.	401,875	17,481,563
BP PLC(b)	85,979	5,214,626
Cameco Corp.	60,675	1,998,635
Chevron Corp.	117,000	9,987,120
ConocoPhillips	135,000	10,288,350
Consol Energy, Inc.	198,700	13,748,053
Devon Energy Corp.	170,500	17,788,264
Massey Energy Co.	57,775	2,108,788
		86,323,715

FINANCIALS (22.54%)
Banks (0.50%)
State Street Corp.	79,900	6,312,100

Capital Markets (2.20%)
Lehman Brothers Holdings, Inc.	96,600	3,636,024
Merrill Lynch & Co., Inc.	182,000	7,414,680
Morgan Stanley	365,375	16,697,638
		27,748,342

Commercial Banks (1.74%)
Comerica, Inc.	128,675	4,513,919
National City Corp.	1,000,275	9,952,736
Wachovia Corp.	276,250	7,458,750
		21,925,405

Consumer Finance (1.21%)
Capital One Financial Corp.	251,425	12,375,138
Discover Financial Services LLC	178,537	2,922,651
		15,297,789

Diversified Financial Services (4.55%)
Bank of America Corp.	416,650	15,795,201
Citigroup, Inc.	842,075	18,037,246
IntercontinentalExchange, Inc.(a)	78,200	10,205,100
JPMorgan Chase & Co.	312,150	13,406,843
		57,444,390

Insurance (6.94%)
Aflac, Inc.	154,200	10,015,289
The Allstate Corp.	249,550	11,993,372
American International Group, Inc.	268,250	11,601,812
Berkshire Hathaway, Inc., Class A(a)	81	10,805,399
Fidelity National Financial, Inc.	448,750	8,225,588

Genworth Financial, Inc., Class A	312,000	7,063,680
MetLife, Inc.	40,225	2,423,959
The Progressive Corp.	464,194	7,459,598
RenaissanceRe Holdings Ltd.	73,025	3,790,728
Torchmark Corp.	138,750	8,340,263
Unum Group	63,275	1,392,683
XL Capital Ltd., Class A	149,025	4,403,689
		87,516,060

Real Estate (0.03%)
The St. Joe Co.(a)	8,450	362,759

Real Estate Investment Trusts (1.74%)
Annaly Capital Management, Inc.	1,106,974	16,958,842
Redwood Trust, Inc.	136,375	4,957,231
		21,916,073

Thrifts & Mortgage Finance (3.63%)
Countrywide Financial Corp.	192,875	1,060,813
Fannie Mae	688,641	18,125,031
Freddie Mac	948,100	24,005,891
The PMI Group, Inc.	118,850	691,707
Washington Mutual, Inc.	180,500	1,859,150
		45,742,592

HEALTH CARE (13.72%)
Biotechnology (4.52%)
Amgen, Inc.(a)	160,025	6,685,845
Cephalon, Inc.(a)	86,300	5,557,720
Genentech, Inc.(a)	201,200	16,333,416
Genzyme Corp.(a)	264,200	19,693,468
Gilead Sciences, Inc.(a)	169,700	8,744,641
		57,015,090

Health Care Equipment & Supplies (2.89%)
Baxter International, Inc.	161,100	9,314,802
Becton Dickinson & Co.	81,400	6,988,190
Boston Scientific Corp.(a)	197,775	2,545,364
Covidien Ltd.	237,850	10,524,863
Varian Medical Systems, Inc.(a)	150,400	7,044,736
		36,417,955

Health Care Providers & Services (1.08%)
AmerisourceBergen Corp.	128,038	5,246,997
Express Scripts, Inc.(a)	66,300	4,264,416
Omnicare, Inc.	225,850	4,101,436
		13,612,849

Health Care Services (0.02%)
Brookdale Senior Living, Inc.	13,150	314,285

Health Care Technology (0.43%)
Cerner Corp.(a)	144,332	5,380,697

Pharmaceuticals (4.78%)
Bristol-Myers Squibb Co.	331,050	7,051,365
Johnson & Johnson	270,450	17,544,091
Pfizer, Inc.	752,900	15,758,197
Schering-Plough Corp.	167,800	2,417,998
Teva Pharmaceutical Industries Ltd.(b)	187,400	8,656,006
Wyeth	211,500	8,832,240
		60,259,897

INDUSTRIALS (12.08%)
Aerospace & Defense (3.63%)
The Boeing Co.	54,375	4,043,869
Bombardier, Inc., Class B(a)	893,250	4,760,171
General Dynamics Corp.	94,500	7,878,465
Honeywell International, Inc.	92,800	5,235,776
L-3 Communications Holdings, Inc.	25,300	2,766,302
Lockheed Martin Corp.	99,700	9,900,209
Northrop Grumman Corp.	72,750	5,660,678
United Technologies Corp.	81,100	5,581,302
		45,826,772

Air Freight & Logistics (1.26%)
C.H. Robinson Worldwide, Inc.	187,445	10,197,008
Expeditors International of Washington, Inc.	126,390	5,710,300
		15,907,308

Commercial Services & Supplies (0.35%)
Monster Worldwide, Inc.(a)	181,000	4,382,010

Industrial Conglomerates (3.11%)
3M Co.	112,400	8,896,460
General Electric Co.	562,200	20,807,022
Tyco International Ltd.	216,500	9,536,825
		39,240,307

Machinery (2.08%)
Deere & Co.	148,400	11,937,296
Navistar International Corp.(a)	237,158	14,265,054
		26,202,350

Road & Rail (1.07%)
CSX Corp.	190,750	10,695,352
J.B. Hunt Transport Services, Inc.	89,025	2,798,056
		13,493,408

Trading Companies & Distributors (0.03%)
Wolseley PLC(b)	32,550	341,775

Transportation (0.55%)
Burlington Northern Santa Fe Corp.	75,700	6,981,054

INFORMATION TECHNOLOGY (16.89%)
Communications Equipment (3.45%)
Alcatel-Lucent(b)	2,145,198	12,356,340
Cisco Systems, Inc.(a)	352,000	8,479,680
Motorola, Inc.	165,100	1,535,430
QUALCOMM, Inc.	362,600	14,866,600
Research In Motion Ltd.(a)	56,100	6,296,103
		43,534,153

Computers (0.49%)
Apple, Inc.(a)	40,100	5,754,350
SanDisk Corp.(a)	20,575	464,378
		6,218,728

Computers & Peripherals (1.99%)
Dell, Inc.(a)	868,725	17,305,002
International Business Machines Corp.	47,000	5,411,580
NetApp, Inc.(a)	117,415	2,354,171
		25,070,753

Electronic Equipment & Instruments (0.93%)
AU Optronics Corp.(b)	358,318	6,159,480
Celestica, Inc.(a)	254,925	1,713,096
Tyco Electronics Ltd.	113,250	3,886,740
		11,759,316

Internet Software & Services (2.52%)
eBay, Inc.(a)	327,200	9,763,648
Google, Inc., Class A(a)	34,700	15,284,309
VeriSign, Inc.(a)	204,095	6,784,118
		31,832,075

IT Services (1.87%)
Affiliated Computer Services, Inc., Class A(a)	176,350	8,836,899
BearingPoint, Inc.(a)	698,605	1,173,656
Computer Sciences Corp.(a)	20,000	815,800
Visa, Inc.(a)	45,295	2,824,596
The Western Union Co.	467,000	9,933,090
		23,584,041

Semiconductors & Semiconductor Equipment (2.41%)
Analog Devices, Inc.	292,000	8,619,840
Intel Corp.	325,000	6,883,500
International Rectifier Corp.(a)	166,028	3,569,602
Novellus Systems, Inc.(a)	393,000	8,272,650
Qimonda AG(a)(b)	311,100	1,340,841
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	170,000	1,745,900
		30,432,333

Software (3.23%)
CA, Inc.	256,675	5,775,188
Microsoft Corp.	486,025	13,793,389
Oracle Corp.(a)	130,825	2,558,937
Salesforce.com, Inc.(a)	213,500	12,355,245
Symantec Corp.(a)	371,000	6,166,020
		40,648,779

MATERIALS (1.94%)
Chemicals (1.62%)
Cytec Industries, Inc.	31,475	1,694,929
Potash Corp. of Saskatchewan, Inc.	76,700	11,904,607
Praxair, Inc.	80,300	6,763,669
		20,363,205

Metals & Mining (0.32%)
Allegheny Technologies, Inc.	56,600	4,038,976

TELECOMMUNICATION SERVICES (1.05%)
Wireless Telecommunication Services (1.05%)
America Movil SA de CV(b)	64,300	4,095,267
Mobile TeleSystems OJSC(b)	102,700	7,789,795
NII Holdings, Inc.(a)	21,150	672,147
Sprint Nextel Corp.(a)	93,950	628,526
		13,185,735

UTILITIES (1.72%)
Electric Utilities (0.99%)
Reliant Energy, Inc.(a)	529,225	12,516,171

Multi-Utilities (0.73%)
Sempra Energy	81,250	4,329,000
Wisconsin Energy Corp., Series C	110,200	4,847,698
		9,176,698

TOTAL COMMON STOCKS (Cost of $1,290,426,167)		1,218,647,573

	SHARES	MARKET VALUE
EXCHANGE TRADED FUNDS (0.25%)
iShares Russell 1000 Value Index Fund	43,950	3,214,503

TOTAL EXCHANGE TRADED FUNDS (Cost of $3,617,547)		3,214,503

	SHARES	MARKET VALUE
PREFERRED STOCKS (0.64%)

CONSUMER DISCRETIONARY (0.08%)
Automobiles (0.08%)
General Motors Corp., Series C, 6.25%	59,300	978,450

FINANCIALS (0.56%)
Savings & Loans (0.56%)
Washington Mutual, Inc., Series R, 7.75%	10,000	7,100,000

TOTAL PREFERRED STOCKS (Cost of $10,254,710)		8,078,450

	PRINCIPAL
	AMOUNT	MARKET VALUE
CORPORATE BONDS (0.12%)

FINANCIALS (0.02%)
Real Estate Investment Trusts (0.02%)
iStar Financial, Inc., Convertible
5.229%, 10/01/12(c)	$320,000	226,720

INFORMATION TECHNOLOGY (0.10%)
Semiconductors (0.10%)
Qimonda Finance LLC, Convertible, Series ADS
6.75%, 03/22/13	1,383,000	1,261,988

TOTAL CORPORATE BONDS (Amortized Cost of $1,621,822)		1,488,708

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (2.30%)

REPURCHASE AGREEMENT (2.30%)

Repurchase agreement with State Street Bank & Trust Co., dated 03/31/08, due 04/01/08 at 1.40%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $29,564,090 (Repurchase proceeds of $28,975,127)

(Cost of $28,974,000)	$28,974,000	28,974,000

TOTAL INVESTMENTS (99.95%) (Cost of 1,334,913,906)(d)		1,260,403,234
OTHER ASSETS IN EXCESS OF LIABILITIES (0.05%)		635,710
NET ASSETS (100.00%)		$1,261,038,944
NET ASSET VALUE PER SHARE (178,677,459 SHARES OUTSTANDING)		$7.06

(a) Non-income producing security.

(b) ADR - American Depositary Receipt.

(c) Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(d) Cost of investments for federal income tax purposes is $1,347,382,847

Gross unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$112,919,602
Gross unrealized depreciation	(199,899,215)
Net unrealized depreciation	$(86,979,613)

FAIR VALUE REPORTING

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1-Quoted Prices	$1,231,429,234	—
Level 2-Other Significant Observable Inputs	$28,974,000	—
Level 3-Significant Unobservable Inputs	—	—
Total	$1,260,403,234	—

* Other financial instruments are derivative investments not reflected in the Schedule of Investments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

For the three months ended March 31, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

NOTES TO STATEMENTS OF INVESTMENTS (unaudited)

NOTE 1. ORGANIZATION

Liberty All-Star Equity Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks total investment return comprised of longterm capital appreciation and current income through investing primarily in a diversified portfolio of equity securities.

Fund Shares

The Fund may issue an unlimited number of shares of beneficial interest.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (REIT’s). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Federal Income Tax Status

Consistent with the Fund’s policy to qualify as a regulated investment company and to distribute all of its taxable income to shareholders, no federal income tax has been accrued.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its shares of beneficial interest totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Item 2 – Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 30, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 30, 2008

3